Leases - Schedule of Balance Sheet Information Related to Leases (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease right-of-use assets	$ 2,434,221	$ 1,203,961
Operating lease liability, current	(411,557)	(1,052,046)
Operating lease liabilities, non-current	(1,938,885)	(69,347)
Total operating lease liabilities	$ (2,350,442)	$ (1,121,393)